Item 1. Report to Shareholders

T. Rowe Price Blue Chip Growth Portfolio

Certified Financials

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
(Unaudited)

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------

Blue Chip Growth shares           6 Months             Year            12/29/00
                                     Ended            Ended             Through
                                   6/30/03         12/31/02            12/31/01

NET ASSET VALUE

Beginning of period       $       6.54    $          8.61      $         10.00

Investment activities

  Net investment income (loss)      --               0.01                 0.01

  Net realized and
  unrealized gain (loss)          0.88              (2.07)               (1.39)

  Total from
  investment activities           0.88              (2.06)               (1.38)

Distributions

  Net investment income             --              (0.01)               (0.01)

NET ASSET VALUE

End of period              $      7.42    $          6.54      $          8.61
                           -----------    ---------------      ---------------

Ratios/Supplemental Data

Total return^                    13.46%            (23.93)%             (13.73)%

Ratio of total expenses to
average net assets                0.85%!             0.85%                0.85%

Ratio of net investment
income (loss) to average
net assets                        0.15%!             0.14%                0.14%

Portfolio turnover rate           33.4%!             39.9%                42.2%

Net assets, end of period
(in thousands)           $      15,974     $        7,134       $        6,030


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
(Unaudited)

                                                        For a share outstanding
                                                         throughout each period
--------------------------------------------------------------------------------

Blue Chip Growth-II shares                         6 Months             4/30/02
                                                      Ended             Through
                                                    6/30/03            12/31/02

NET ASSET VALUE

Beginning of period                       $          6.53      $          7.97

Investment activities

  Net realized and
  unrealized gain (loss)                             0.87                (1.43)

Distributions

  Net investment income                              --                  (0.01)

NET ASSET VALUE

End of period                             $          7.40      $          6.53
                                          ---------------      ---------------

Ratios/Supplemental Data

Total return^                                       13.32%              (17.94)%

Ratio of total expenses to
average net assets                                   1.10%!               1.10%!

Ratio of net investment
income (loss) to average
net assets                                          (0.10)%!                 --

Portfolio turnover rate                              33.4%!               39.9%

Net assets, end of period
(in thousands)                            $            93      $            82

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS  79.0%

CONSUMER DISCRETIONARY  12.4%

Automobiles  0.4%

Harley-Davidson                                      1,600      $            64

                                                                             64

Hotels, Restaurants & Leisure  1.2%

Carnival                                             2,600                   85

International Game Technology *                        500                   51

MGM Mirage *                                           200                    7

Starbucks *                                          1,800                   44

                                                                            187

Media  7.5%

AOL Time Warner *                                    6,900                  111

Clear Channel Communications *                       4,900                  208

Comcast, Class A, Special *                          4,850                  140

Disney                                               2,300                   45

Echostar Communications Class A *                    3,500                  121

Liberty Media, Class A *                             6,384                   74

Omnicom                                              1,090                   78

Scripps, Class A                                       800                   71

Univision Communications Class A *                   2,900                   88

Viacom, Class B *                                    5,951                  260

                                                                          1,196

Multiline Retail  1.5%

Kohl's *                                             1,700                   87

Target                                               4,170                  158

                                                                            245

Specialty Retail  1.8%

Best Buy *                                           1,650                   72

Home Depot                                           6,400                  212

Weight Watchers *                                      200                    9

                                                                            293

Total Consumer Discretionary                                              1,985



CONSUMER STAPLES  4.6%

Beverages  1.6%

Coca-Cola                                            3,150                  146

PepsiCo                                              2,510                  112

                                                                            258

Food & Staples Retailing  1.4%

Sysco                                                1,700      $            51

Wal-Mart                                             3,160                  170

                                                                            221

Food Products  0.2%

Campbell Soup                                          200                    5

General Mills                                          800                   38

                                                                             43

Household Products  0.6%

Colgate-Palmolive                                      900                   52

Procter & Gamble                                       500                   45

                                                                             97

Personal Products  0.4%

Estee Lauder, Class A                                1,000                   33

Gillette                                               900                   29

                                                                             62

Tobacco  0.4%

Altria Group                                         1,350                   61

                                                                             61

Total Consumer Staples                                                      742



ENERGY  3.0%

Energy Equipment & Services  2.5%

Baker Hughes                                         3,570                  120

BJ Services *                                        2,140                   80

Schlumberger                                         2,900                  138

Smith International *                                2,000                   73

                                                                            411

Oil & Gas  0.5%

Exxon Mobil                                          2,060                   74

                                                                             74

Total Energy                                                                485


FINANCIALS  19.0%

Capital Markets  5.9%

Bank of New York                                     2,600                   75

Charles Schwab                                       5,230                   53

Franklin Resources                                     800                   31

Goldman Sachs Group                                  1,400                  117

Legg Mason                                             900                   58

Mellon Financial                                     4,890                  136

Merrill Lynch                                        3,200                  149

Morgan Stanley                                       2,220                   95

Northern Trust                                       2,100      $            88

State Street                                         3,600                  142

                                                                            944

Commercial Banks  2.9%

Bank of America                                      2,700                  213

U.S. Bancorp                                         5,200                  128

Wells Fargo                                          2,540                  128

                                                                            469

Consumer Finance  1.0%

American Express                                     1,280                   53

SLM Corporation                                      2,600                  102

                                                                            155

Diversified Financial Services  3.3%

Citigroup                                           12,430                  532

                                                                            532

Insurance  4.4%

AMBAC                                                1,200                   79

American International Group                         4,210                  232

Hartford Financial Services Group                    1,900                   96

Marsh & McLennan                                     3,300                  169

Progressive Corporation                                600                   44

Travelers Property Casualty Class A                  5,656                   90

                                                                            710

Thrifts & Mortgage Finance  1.5%

Fannie Mae                                           2,400                  162

Freddie Mac                                          1,670                   85

                                                                            247

Total Financials                                                          3,057



HEALTH CARE  15.0%

Biotechnology  1.7%

Amgen *                                              2,900                  193

MedImmune *                                          1,900                   69

                                                                            262


Health Care Equipment & Supplies  1.2%

Boston Scientific *                                  1,400                   85

Medtronic                                            1,440                   69

St. Jude Medical *                                     300                   17

Stryker                                                300                   21

                                                                            192

Health Care Providers & Services  4.1%

AmerisourceBergen                                      400                   28

Cardinal Health                                      1,125                   72

HCA                                                    200      $             7

UnitedHealth Group                                   8,300                  417

Wellpoint Health Networks *                          1,700                  143

                                                                            667

Pharmaceuticals  8.0%

Abbott Laboratories                                  3,100                  136

Allergan                                               200                   15

Biovail *                                            2,300                  108

Eli Lilly                                              900                   62

Forest Labs *                                        1,700                   93

Johnson & Johnson                                    3,600                  186

Pfizer                                              16,148                  552

Wyeth                                                3,000                  137

                                                                          1,289

Total Health Care                                                         2,410



INDUSTRIALS & BUSINESS SERVICES  5.8%

Aerospace & Defense  0.1%

General Dynamics                                       300                   22

                                                                             22

Air Freight & Logistics  0.4%

UPS, Class B                                         1,000                   64

                                                                             64

Commercial Services & Supplies  1.3%

Apollo Group, Class A *                              2,500                  155

Cendant *                                            2,800                   51

                                                                            206

Industrial Conglomerates  2.7%

3M                                                     100                   13

GE                                                   8,070                  231

Tyco International                                  10,130                  192

                                                                            436

Machinery  1.3%

Danaher                                              2,950                  201

                                                                            201

Total Industrials & Business Services                                       929


INFORMATION TECHNOLOGY  15.7%

Communications Equipment  2.0%

Cisco Systems *                                     14,850                  248

Nokia ADR                                            3,170                   52

QUALCOMM                                               800                   29

Computer & Peripherals  1.3%

Dell Computer *                                      4,930      $           158

IBM                                                    200                   16

Lexmark International Class A *                        500                   35

                                                                            209

Internet Software & Services  1.7%

InterActiveCorp *                                    4,100                  162

Yahoo! *                                             3,200                  105

                                                                            267

IT Services  4.0%

Accenture, Class A *                                 3,100                   56

Affiliated Computer Services Class A *               2,700                  124

First Data                                           7,780                  322

Fiserv *                                             1,900                   68

Paychex                                              1,300                   38

SunGard Data Systems *                               1,400                   36

                                                                            644

Semiconductor & Semiconductor
Equipment  3.2%

Analog Devices *                                     3,400                  118

Applied Materials *                                  4,820                   77

Intel                                                2,700                   56

KLA-Tencor *                                           900                   42

Maxim Integrated Products                            4,000                  137

QLogic *                                             1,000                   48

Texas Instruments                                    1,700                   30

Xilinx *                                               240                    6

                                                                            514

Software  3.5%

Adobe Systems                                          800                   26

Intuit *                                             1,200                   53

Microsoft                                           16,120                  413

Symantec *                                           1,100                   48

VERITAS Software *                                     500                   14

                                                                            554

Total Information Technology                                              2,517



TELECOMMUNICATION SERVICES  2.3%

Wireless Telecommunication Services  2.3%

Nextel Communications Class A *                      7,000                  127

Vodafone ADR                                        12,430      $           244

Total Telecommunication Services                                            371

Total Miscellaneous
Common Stocks  1.2%                                                         201

Total Common Stocks (Cost  $12,048)                                      12,697

Short-Term Investments  3.3%

Money Market Fund  3.3%

T. Rowe Price Reserve Investment Fund
  1.16% #                                          528,120                  528

Total Short-Term
Investments (Cost  $528)                                                    528

Total Investments in Securities

82.3% of Net Assets (Cost $12,576)                                      $13,225

Other Assets Less Liabilities                                             2,842

NET ASSETS                                                              $16,067
                                                                        -------

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
(Unaudited)                                                       June 30, 2003
In thousands

Assets

Investments in securities, at value (cost $12,576)         $             13,225

Receivable from shares sold                                               3,204

Other assets                                                                 25

Total assets                                                             16,454

Liabilities

Total liabilities                                                           387

NET ASSETS                                                 $             16,067
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  7

Undistributed net realized gain (loss)                                   (1,464)

Net unrealized gain (loss)                                                  649

Paid-in-capital applicable to 2,164,522 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       16,875

NET ASSETS                                                 $             16,067
                                                           --------------------

NET ASSET VALUE PER SHARE

Blue Chip Growth shares

($15,974,017/2,151,956 shares outstanding)                 $               7.42

Blue Chip Growth-II shares

($93,028/12,566 shares outstanding)                        $               7.40

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $                 43

  Income distributions from mutual funds                                      2

  Total income                                                               45

Investment management and administrative expense                             38

Net investment income (loss)                                                  7

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                     (471)

Change in net unrealized gain (loss) on securities                        1,727

Net realized and unrealized gain (loss)                                   1,256

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,263
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $             7      $             8

  Net realized gain (loss)                            (471)                (488)

  Change in net unrealized gain (loss)               1,727               (1,100)

  Increase (decrease) in net assets
  from operations                                    1,263               (1,580)

Distributions to shareholders

   Net investment income

    Blue Chip Growth shares                           --                    (11)

Capital share transactions *

   Shares sold

    Blue Chip Growth shares                          8,945                3,678

    Blue Chip Growth-II shares                        --                    100

   Distributions reinvested

    Blue Chip Growth shares                           --                     11

   Shares redeemed

    Blue Chip Growth shares                         (1,357)              (1,012)

   Increase (decrease) in net assets from
   capital share transactions                        7,588                 2777

Net Assets

Increase (decrease) during period                    8,851                1,186

Beginning of period                                  7,216                6,030

End of period                              $        16,067      $         7,216
                                           ---------------      ---------------

*Share information

   Shares sold

    Blue Chip Growth shares                          1,267                  523

    Blue Chip Growth-II shares                        --                     13

   Distributions reinvested

    Blue Chip Growth shares                           --                      2

   Shares redeemed

    Blue Chip Growth shares                           (206)                (134)

  Increase (decrease) in shares outstanding          1,061                  404

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Blue Chip Growth Portfolio
Certified Financials
June 30, 2003 (Unaudited)

Note 1 - Significant Accounting Policies

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Blue Chip Growth Portfolio, offered since December 29, 2000, and Blue Chip Growth Portfolio-II, offered since April 30, 2002. Blue Chip Growth Portfolio-II sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Develop-ments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Class Accounting
Blue Chip Growth Portfolio-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Management and administrative fee expense, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on annual basis.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,950,000 and $1,513,000, respectively, for the six months ended June 30, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $50,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $943,000 of unused capital loss carryforwards, of which $452,000 expire in 2009, and $491,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $12,576,000. Net unrealized gain aggregated $649,000 at period-end, of which $1,014,000 related to appreciated investments and $365,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $13,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $2,000.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003